FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2019 and 2018, are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2019 Fair Value	2019 Carrying Value	2018 Fair Value	2018 Carrying Value
Recurring:
Cash and Cash Equivalents	1	48,847	48,847	49,327	49,327
Restricted Cash	1	12,791	12,791	-	-
Credit Facility	2	-	-	(313,400)	(313,400)
2019 Senior Secured Credit Facility*	2	(291,798)	(291,798)	-	-
Investment Securities	1	825	825	4,197	4,197
Vessel financing 2018 Newbuildings*	2	(119,867)	(119,867)	(127,140)	(127,140)

* The 2019 Senior Secured Credit Facility and Vessel financing 2018 Newbuildings carry a floating LIBOR interest rate, plus a margin and the fair value is assumed to equal the carrying value.